CONDENSED CONSOLIDATED CASH FLOW STATEMENTS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net loss	$ (23,000)	$ (22,058)	$ (11,601)	$ (8,740)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	1,176	705	240	47
Amortization	69	30	0	0
Share-based compensation expense	3,568	7,078	332	178
Unrealized foreign exchange (gains) / losses	(2,867)	13
Changes in operating assets and liabilities:
Increase in receivables and other operating assets	(4,243)	(7,812)	(1,481)	(299)
Increase in non-current operating assets	(4,736)
Increase (decrease) in payables and deferred revenue	11,971	(7,622)	49,345	(1,860)
Net cash (used in) provided by operating activities	(18,062)	(29,666)	36,835	(10,674)
Cash flows from investing activities
Acquisition of property, plant and equipment	(9,628)	(5,080)	(1,366)	(167)
Acquisition of intangibles	(210)
Proceeds from sale of property, plant and equipment		122
Movements in restricted cash	(4,666)
Maturity of short-term deposits	16,645
Investment in short-term deposits	(16,645)	(53,879)
Net cash used in investing activities	(14,504)	(58,837)	(1,366)	(167)
Cash flows from financing activities
Proceeds from issuance of preferred shares, net of issuance costs of $4,949,000		98,872
Proceeds from issuance of common stock upon initial public offering, net of issuance costs of $13,387,000		175,989
Proceeds from issuance of common stock			15,812	6,599
Proceeds from exercise of stock options			192
Bank overdraft repaid (drawn down)			(1,290)	1,290
Net cash used in financing activities		274,861	14,714	7,889
Effect of currency exchange rate changes on cash and cash equivalents	(2,217)	(8,491)	996	(161)
Net (decrease) increase in cash and cash equivalents	(34,783)	177,867	51,179	(3,113)
Cash and cash equivalents at start of period	229,046	51,179		$ 3,113
Cash and cash equivalents at end of period	194,263	229,046	$ 51,179
Supplemental cash flow information
Interest received	326
Income taxes paid	$ 95	280
Deemed dividends		$ 14,735